Stockholders' Equity (Warrants Outstanding to Purchase Common Stock) (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Common shares issuable upon exercise of outstanding warrants	1,383	1,383
Inverstor warrants one
Class of Warrant or Right [Line Items]
Common shares issuable upon exercise of outstanding warrants	1,333	1,333	[1]
Exercise price in CAD/USD Dollars	$ 1.50	$ 1.50	[1]
Expiration Date	Nov. 22, 2018	Nov. 22, 2018	[1]
Investor warrants two
Class of Warrant or Right [Line Items]
Common shares issuable upon exercise of outstanding warrants	50	50	[2]
Exercise price in CAD/USD Dollars	$ 3.00	$ 3.00	[2]
Expiration Date	Feb. 02, 2019	Feb. 02, 2019	[2]

[1]	On November 22, 2013, the Company announced it had completed the closing of a non-brokered private placement of 4,000 units, at a price of $0.40 per unit for net proceeds of $1,600. Each unit consisted of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share of the Company at a price of $0.50 per share for a period of five years from the date of issuance. As a result of the September 3, 2014 share consolidation, each three (3) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of $1.50 per whole share for a period of five years from the issue date.
[2]	On February 2, 2016 the company issued 50 warrants to Aranea Partners in lieu of cash for investor services. These warrants are fully vested at December 31, 2016 and are redeemable for $3.00 per common share. The fair value of these warrants is estimated using the Black-Scholes pricing model.